Taxation - Disclosure of Deferred Tax Liabilities and Assets on the Balance Sheet (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	R 996	R 688
Deferred tax assets	(531)	(1)
Net deferred tax liability	465	687
Gross deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	2,268	1,237
Amortisation and depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	2,211	1,229
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	57	8
Gross deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(1,803)	(550)
Unredeemed capital expenditure1
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(4,923)	(4,044)
Provisions, including non-current provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(1,156)	(844)
Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(505)	(88)
Tax losses2
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(1,718)	(1,209)
Deferred tax asset not recognised
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,499	5,635
PNG operations | Deferred tax asset not recognised
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(6,499)	(5,293)
Hidden Valley | Unredeemed capital expenditure1
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(4,555)	(3,745)
Hidden Valley | Tax losses2
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R (1,327)	R (1,066)